Receivables	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
RECEIVABLES
5.	RECEIVABLES

As of December 31, 2022, accounts receivable consists of customer receivables of $46,592 (net an allowance for doubtful accounts of $6,100) and GST receivable of $14,157. As of December 31, 2021, accounts receivable consists of customer receivables of $90,808 (net an allowance for doubtful accounts of $11,500) and GST receivable of $32,809.